The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 70.5%
	AGGREGATE BOND — 4.3%
30,755	Eaton Vance Short Duration Income ETF	$1,582,151
91,687	Eaton Vance Total Return Bond ETF	4,721,880
17,575	JPMorgan International Bond Opportunities ETF	855,903
37,149	Nuveen Enhanced Yield U.S. Aggregate Bond ETF	787,002
47,039	Vanguard Intermediate-Term Bond ETF	3,663,397
		11,610,333
	BROAD MARKET — 3.6%
51,432	Vanguard U.S. Momentum Factor ETF	9,836,370
	CONVERTIBLE — 2.1%
58,116	iShares Convertible Bond ETF	5,724,426
	CORPORATE — 2.9%
31,854	iShares 10+ Year Investment Grade Corporate Bond ETF	1,607,034
13,390	iShares High Yield Systematic Bond ETF	634,017
27,552	iShares Investment Grade Systematic Bond ETF	1,258,024
39,137	Vanguard Intermediate-Term Corporate Bond ETF	3,277,724
25,091	Xtrackers High Beta High Yield Bond ETF	1,057,796
		7,834,595
	EMERGING MARKETS — 3.8%
42,376	Avantis Emerging Markets Equity ETF	3,263,799
69,626	iShares Emerging Markets Equity Factor ETF	4,027,864
80,685	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	2,984,022
		10,275,685
	ENERGY — 0.3%
15,865	Global X Uranium ETF	677,912
	GLOBAL — 8.2%
29,415	Affinity World Leaders Equity ETF	1,046,592
77,457	State Street SPDR Global Dow ETF	12,912,082
57,667	Vanguard Total World Stock ETF	8,134,507
		22,093,181
	GOVERNMENT — 1.3%
17,129	iShares 10-20 Year Treasury Bond ETF	1,741,505
18,074	iShares 7-10 Year Treasury Bond ETF	1,737,996
		3,479,501
	HIGH YIELD BOND — 0.4%
20,941	Pacer Aristotle Pacific Floating Rate High Income ETF	987,054
	INTERNATIONAL — 5.6%
143,220	Invesco Dorsey Wright Developed Markets Momentum ETF	7,015,317

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
61,798	Invesco S&P International Developed Momentum ETF	$3,434,115
27,749	iShares International Small-Cap Equity Factor ETF	1,151,028
95,238	iShares MSCI International Value Factor ETF	3,623,806
		15,224,266
	LARGE-CAP — 21.2%
116,006	Fidelity High Dividend ETF	6,576,380
32,764	Invesco S&P 100 Equal Weight ETF	3,871,394
142,841	Schwab Fundamental U.S. Large Co. ETF	3,886,704
15,375	Vanguard Growth ETF	7,500,847
15,790	Vanguard Large-Cap ETF	4,970,692
19,806	Vanguard Mega Cap ETF	4,974,673
16,552	Vanguard Mega Cap Growth ETF	6,832,169
9,145	Vanguard S&P 500 ETF	5,735,104
90,870	WisdomTree U.S. LargeCap Fund	6,439,048
68,069	WisdomTree U.S. Value Fund	6,350,838
		57,137,849
	MID-CAP — 4.4%
214,468	Invesco Nasdaq Next Gen 100 ETF	7,903,146
43,898	VictoryShares U.S. Small Mid Cap Value Momentum ETF	4,008,177
		11,911,323
	OECD COUNTRIES — 1.2%
90,130	Fidelity Enhanced International ETF	3,296,955
	PRECIOUS METALS — 2.4%
50,960	abrdn Physical Silver Shares ETF*	3,446,935
35,543	iShares Gold Trust*	2,885,025
		6,331,960
	SMALL-CAP — 4.9%
62,347	iShares U.S. Small-Cap Equity Factor ETF	4,668,543
26,315	Janus Henderson Small Cap Growth Alpha ETF	1,935,839
28,046	Vanguard Russell 2000 Growth	6,618,576
		13,222,958
	TECHNOLOGY — 0.3%
1,083	Vanguard Information Technology ETF	816,344
	THEMATIC — 3.6%
31,634	First Trust U.S. Equity Opportunities ETF	5,175,006
17,265	Global X Artificial Intelligence & Technology ETF	878,098
40,733	Global X U.S. Electrification ETF	1,183,701
37,724	Global X U.S. Infrastructure Development ETF	1,802,830

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
13,849	iShares Bitcoin Trust ETF*	$687,603
		9,727,238
	Total Exchange-Traded Funds
	(Cost $172,569,732)	190,187,950
	MUTUAL FUNDS — 28.9%
	AGGREGATE BOND — 1.0%
47,548	Allspring Core Plus Bond Fund - Class R6	539,196
110,782	Vanguard Core Bond Fund, Admiral Shares	2,012,918
		2,552,114
	BLEND BROAD MARKET — 2.4%
207,384	DFA U.S. Vector Equity Portfolio - Class Institutional	6,381,205
	BLEND LARGE CAP — 1.9%
110,325	DFA U.S. Large Co. Portfolio - Class Institutional	5,008,751
	BLEND MID CAP — 1.1%
76,970	Vanguard Strategic Equity Fund - Class Investor	2,887,129
	BLEND SMALL CAP — 1.4%
89,673	Vanguard Strategic Small-Cap Equity Fund - Class Investor	3,799,428
	EMERGING MARKETS BOND — 1.6%
234,500	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	1,751,713
107,344	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,675,011
		4,426,724
	FOREIGN AGGREGATE BOND — 1.3%
320,682	Dodge & Cox Global Bond Fund - Class I	3,607,673
	FOREIGN BLEND — 3.1%
90,804	DFA International Small Co. Portfolio - Class Institutional	2,322,774
151,838	Dimensional Global Equity Portfolio - Class Institutional	6,020,395
		8,343,169
	FOREIGN GROWTH — 1.2%
166,907	Vanguard International Explorer Fund - Class Investor	3,356,494
	FOREIGN VALUE — 2.9%
125,579	DFA International Small Cap Value Portfolio - Class Institutional	3,889,176
141,736	DFA International Value Portfolio - Class Institutional	4,052,238
		7,941,414
	GENERAL CORPORATE BOND — 0.4%
121,672	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,146,151

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 5.4%
207,107	New Perspective Fund - Class R-6	$14,636,224
	GROWTH LARGE CAP — 2.9%
102,756	Nuveen Large Cap Growth Index Fund - Class R6	7,808,394
	HIGH YIELD BOND — 0.7%
175,334	American High-Income Trust - Class F-3	1,739,317
	VALUE MID CAP — 1.6%
114,202	DFA U.S. Targeted Value Portfolio - Class Institutional	4,223,189
	Total Mutual Funds
	(Cost $70,992,863)	77,857,376
	MONEY MARKET FUNDS — 0.6%
55,099	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	55,099
1,676,120	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	1,676,120
	Money Market Funds
	(Cost $1,731,219)	1,731,219
	TOTAL INVESTMENTS — 100.0%
	(Cost $245,293,814)	269,776,545
	Other Assets in Excess of Liabilities — 0.0%	133,238
	TOTAL NET ASSETS — 100.0%	$269,909,783

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.